UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21944

First Trust Exchange-Traded Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 95.4%
	Belgium — 2.3%
126,773	Proximus SADP	$3,651,139

	Finland — 4.6%
478,342	Fortum OYJ	7,336,410

	France — 17.6%
294,287	CNP Assurances	5,452,169
51,269	Fonciere des Regions	4,476,148
105,417	SCOR SE	3,643,066
123,786	Societe Generale S.A.	6,091,051
100,920	TOTAL S.A.	5,175,711
12,421	Unibail-Rodamco SE	2,964,759

		27,802,904

	Germany — 8.8%
28,185	Allianz SE	4,658,040
171,311	Deutsche Post AG	5,632,644
18,724	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,540,882

		13,831,566

	Italy — 1.9%
741,754	Snam S.p.A.	3,056,091

	Netherlands — 2.8%
129,179	Boskalis Westminster	4,486,005

	Spain — 3.4%
1,036,345	Banco Santander S.A.	5,409,835

	Sweden — 3.1%
468,454	Skandinaviska Enskilda Banken AB, Class A	4,913,044

	Switzerland — 18.3%
48,200	PSP Swiss Property AG	4,165,374
58,241	Swiss Prime Site AG	4,767,148
64,983	Swiss Re AG	6,158,165
6,345	Swisscom AG	2,841,947
39,720	Zurich Insurance Group AG	10,937,335

		28,869,969

	United Kingdom — 32.6%
94,627	AstraZeneca PLC	5,174,969
640,752	BAE Systems PLC	4,670,883
1,760,612	Carillion PLC	5,122,877
320,584	GlaxoSmithKline PLC	6,171,307
1,401,532	J Sainsbury PLC	4,306,055
517,419	Pearson PLC	5,219,337
355,111	Royal Dutch Shell PLC, Class B	10,302,079
344,476	SSE PLC	6,593,025

Shares	Description	Value

	Common Stocks (a) (Continued)
	United Kingdom (Continued)
357,479	United Utilities Group PLC	$3,969,444

		51,529,976

	Total Common Stocks — 95.4%	150,886,939
	(Cost $168,953,212)

	Investment Companies (a) — 4.6%
	Switzerland — 4.6%
134,130	BB Biotech AG	7,257,746

	(Cost $8,039,786)

	Total Investments — 100.0%	158,144,685
	(Cost $176,992,998) (b)
	Net Other Assets and Liabilities — 0.0%	23,300

	Net Assets — 100.0%	$158,167,985

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,904,924 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,753,237.

 See Notes to Portfolio of Investments

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$150,886,939	$—	$—
Investment Companies*	7,257,746	—	—
Total Investments	$158,144,685	$—	$—

 * See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2016, the Fund transferred investments valued at $158,144,685 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange (“NYSE”) close on September 30, 2016, exceeding a certain threshold.

Sector Allocation	% of Total Long-Term Investments
Financials	36.7%
Industrials	12.6
Energy	11.7
Utilities	11.3
Real Estate	10.4
Health Care	7.2
Telecommunication Services	4.1
Consumer Discretionary	3.3
Consumer Staples	2.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	41.5%
British Pound Sterling	32.6
Swiss Franc	22.8
Swedish Krona	3.1
Total	100.0%

 See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.5%
	Australia — 5.9%
196,196	BGP Holdings PLC (b) (c) (d)	$0
22,239	BWP Trust	47,986
15,357	Charter Hall Retail REIT	46,878
67,167	Cromwell Property Group	47,744
44,221	Dexus Property Group	306,995
81,005	Goodman Group	416,801
81,756	GPT Group (The)	296,767
25,733	Investa Office Fund	87,652
168,594	Mirvac Group	259,149
232,828	Scentre Group	779,616
33,407	Shopping Centres Australasia Property Group	53,279
108,961	Stockland	360,134
149,667	Vicinity Centres	322,942
88,033	Westfield Corp.	595,904

		3,621,847

	Austria — 0.3%
4,084	BUWOG AG	94,966
3,230	CA Immobilien Anlagen AG	59,382
3,382	Conwert Immobilien Invest SE	57,744

		212,092

	Belgium — 0.5%
575	Aedifica S.A.	43,023
886	Befimmo S.A.	49,766
919	Cofinimmo S.A.	105,107
688	Intervest Offices & Warehouses N.V.	17,309
90	Leasinvest Real Estate S.C.A.	9,995
748	Warehouses De Pauw C.V.A	66,841
98	Wereldhave Belgium N.V.	11,110

		303,151

	Bermuda — 0.7%
53,622	Hongkong Land Holdings Ltd.	339,427
27,082	Kerry Properties Ltd.	73,516

		412,943

	Canada — 2.8%
3,859	Allied Properties Real Estate Investment Trust	103,326
6,762	Artis Real Estate Investment Trust	63,961
1,742	Boardwalk Real Estate Investment Trust	63,120
6,163	Canadian Apartment Properties REIT	143,994
3,334	Canadian Real Estate Investment Trust	114,970
8,695	Chartwell Retirement Residences	94,873
8,245	Cominar Real Estate Investment Trust	90,393
3,975	Crombie Real Estate Investment Trust	40,204
5,629	Dream Global Real Estate Investment Trust	39,619
4,923	Dream Office Real Estate Investment Trust	71,683
4,406	First Capital Realty, Inc.	67,830

Shares	Description	Value

	Common Stocks (a) (Continued)
	Canada (Continued)
2,137	Granite Real Estate Investment Trust	$71,353
12,952	H&R Real Estate Investment Trust	215,794
3,006	Killam Apartment Real Estate Investment Trust	26,732
3,666	Milestone Apartments Real Estate Investment Trust	51,878
2,275	Northview Apartment Real Estate Investment Trust	34,007
11,076	Pure Industrial Real Estate Trust	46,114
14,810	RioCan Real Estate Investment Trust	293,740
5,047	Smart Real Estate Investment Trust	121,378

		1,754,969

	Cayman Islands — 1.3%
128,386	Cheung Kong Property Holdings Ltd.	787,253

	Finland — 0.2%
17,838	Citycon OYJ	43,901
11,141	Sponda OYJ	51,320
6,430	Technopolis OYJ	21,186

		116,407

	France — 3.2%
316	Affine S.A.	4,973
329	ANF Immobilier	7,013
1,665	Fonciere des Regions	145,366
1,822	Gecina S.A.	252,113
1,608	ICADE	114,746
9,349	Klepierre	367,522
1,885	Mercialys S.A.	38,187
4,486	Unibail-Rodamco SE	1,070,760

		2,000,680

	Germany — 2.9%
1,151	ADLER Real Estate AG (c)	17,556
6,030	alstria office REIT-AG	75,599
2,089	Deutsche EuroShop AG	85,035
15,342	Deutsche Wohnen AG	481,910
1,968	DIC Asset AG	18,852
3,486	Hamborner REIT AG	33,162
2,859	LEG Immobilien AG	222,104
6,463	TAG Immobilien AG	85,450
2,519	TLG Immobilien AG	47,464
21,227	Vonovia SE	690,562
3,967	WCM Beteiligungs & Grundbesitz- AG (c)	10,899

		1,768,593

	Guernsey — 0.1%
10,873	F&C UK Real Estate Investment Ltd.	13,266
10,242	Regional REIT Ltd. (e)	13,600
23,619	Schroder Real Estate Investment Trust Ltd.	16,592

 See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Guernsey (Continued)
17,341	Standard Life Investment Property Income Trust Ltd.	$18,486

		61,944

	Hong Kong — 5.0%
107,907	Champion REIT	58,445
91,267	Hang Lung Properties Ltd.	193,492
50,963	Henderson Land Development Co., Ltd.	271,097
28,306	Hysan Development Co., Ltd.	116,991
102,841	Link REIT	668,410
239,871	New World Development Co., Ltd.	253,652
140,600	Sino Land Co., Ltd.	210,687
64,495	Sun Hung Kai Properties Ltd.	815,076
53,337	Swire Properties Ltd.	147,194
54,946	Wharf Holdings (The) Ltd.	365,267

		3,100,311

	Ireland — 0.2%
31,132	Green REIT PLC	44,962
31,032	Hibernia REIT PLC	40,212
15,956	Irish Residential Properties REIT PLC	19,651

		104,825

	Isle of Man — 0.0%
54,770	Redefine International PLC	26,453

	Israel — 0.1%
1,989	Azrieli Group Ltd.	86,282

	Italy — 0.1%
48,562	Beni Stabili S.p.A. SIIQ	27,758
16,666	Immobiliare Grande Distribuzione SIIQ S.p.A.	12,701

		40,459

	Japan — 11.0%
27	Activia Properties, Inc.	127,290
57	Advance Residence Investment Corp.	150,699
5,427	AEON Mall Co., Ltd.	76,338
47	AEON REIT Investment Corp.	51,433
60	Daiwa House REIT Investment Corp.	151,752
12	Daiwa Office Investment Corp.	60,577
21	Frontier Real Estate Investment Corp.	89,750
29	Fukuoka REIT Corp.	45,854
111	GLP J-REIT	127,834
16,200	Hulic Co., Ltd.	144,015
41	Hulic REIT, Inc.	68,792
14	Industrial & Infrastructure Fund Investment Corp.	66,721
133	Invincible Investment Corp.	59,971
54	Japan Excellent, Inc.	68,519
171	Japan Hotel REIT Investment Corp.	115,000
38	Japan Logistics Fund, Inc.	80,113
36	Japan Prime Realty Investment Corp.	141,844
56	Japan Real Estate Investment Corp.	305,215

Shares	Description	Value

	Common Stocks (a) (Continued)
	Japan (Continued)
68	Japan Rental Housing Investments, Inc.	$45,614
116	Japan Retail Fund Investment Corp.	234,829
17	Kenedix Office Investment Corp.	97,745
19	Kenedix Retail REIT Corp.	43,308
53,930	Mitsubishi Estate Co., Ltd.	1,073,986
44,081	Mitsui Fudosan Co., Ltd.	1,020,228
66	Mori Hills REIT Investment Corp.	89,167
46	Mori Trust Sogo Reit, Inc.	72,577
21	Nippon Accommodations Fund, Inc.	91,816
58	Nippon Building Fund, Inc.	321,078
70	Nippon Prologis REIT, Inc.	143,084
5,500	Nomura Real Estate Holdings, Inc.	93,553
181	Nomura Real Estate Master Fund, Inc.	273,804
4,963	NTT Urban Development Corp.	43,696
111	Orix JREIT, Inc.	175,226
57	Premier Investment Corp.	67,400
37	Sekisui House REIT, Inc.	47,518
49	Sekisui House SI Residential Investment Corp.	54,461
19,744	Sumitomo Realty & Development Co., Ltd.	524,705
9,087	Tokyo Tatemono Co., Ltd.	121,523
40	Tokyu REIT, Inc.	50,687
127	United Urban Investment Corp.	193,312

		6,811,034

	Jersey — 0.1%
4,537	Kennedy Wilson Europe Real Estate PLC	53,622
10,839	Target Healthcare REIT Ltd.	15,094

		68,716

	Luxembourg — 0.2%
1,326	ADO Properties S.A. (e)	44,680
4,623	Grand City Properties S.A.	84,141

		128,821

	Netherlands — 0.3%
2,008	Eurocommercial Properties N.V.	77,331
6,255	NSI N.V.	23,605
867	Vastned Retail N.V.	33,640
1,834	Wereldhave N.V.	82,551

		217,127

	New Zealand — 0.1%
58,589	Kiwi Property Group Ltd.	56,372

	Norway — 0.1%
4,268	Entra ASA (e)	42,382
7,744	Norwegian Property ASA	8,959

		51,341

	Singapore — 2.2%
106,100	Ascendas Real Estate Investment Trust	166,314
91,290	CapitaLand Commercial Trust	93,298

 See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Singapore (Continued)
115,530	CapitaLand Ltd.	$240,928
120,883	CapitaLand Mall Trust	157,349
29,100	CDL Hospitality Trusts	26,927
26,900	City Developments Ltd.	153,804
60,646	Fortune Real Estate Investment Trust	69,683
86,800	Keppel REIT	61,137
86,221	Mapletree Commercial Trust	83,057
57,400	Mapletree Industrial Trust	65,202
67,153	Mapletree Logistics Trust	47,299
109,997	Suntec Real Estate Investment Trust	125,329
21,700	UOL Group Ltd.	89,758

		1,380,085

	Spain — 0.6%
2,657	Axiare Patrimonio Socimi S.A.	38,653
4,049	Hispania Activos Inmobiliarios Socimi S.A.	47,715
10,727	Inmobiliaria Colonial S.A.	74,334
3,962	Lar Espana Real Estate Socimi S.A.	29,320
14,765	Merlin Properties Socimi S.A.	160,553

		350,575

	Sweden — 1.2%
12,025	Castellum AB	164,854
2,064	D Carnegie & Co. AB (c)	24,694
2,145	Dios Fastigheter AB	14,126
6,027	Fabege AB	98,503
4,263	Fastighets AB Balder, Class B (c)	86,143
4,310	Hemfosa Fastigheter AB	40,211
5,050	Hufvudstaden AB, Class A	79,764
25,414	Klovern AB, Class B	26,626
7,213	Kungsleden AB	45,722
2,391	Pandox AB	37,109
8,914	Wallenstam AB, Class B	69,370
3,011	Wihlborgs Fastigheter AB	55,986

		743,108

	Switzerland — 0.9%
435	Allreal Holding AG	64,633
281	Mobimo Holding AG	70,298
1,812	PSP Swiss Property AG	156,590
2,963	Swiss Prime Site AG	242,528

		534,049

	United Kingdom — 4.3%
75,251	Assura PLC	52,862
6,485	Big Yellow Group PLC	54,786
46,656	British Land (The) Co. PLC	361,957
33,505	Capital & Counties Properties PLC	122,678
24,260	Capital & Regional PLC	16,444
223	Daejan Holdings PLC	17,012
4,536	Derwent London PLC	154,960
22,834	Empiric Student Property PLC	29,829
18,713	Grainger PLC	54,842
15,667	Great Portland Estates PLC	129,075

Shares	Description	Value

	Common Stocks (a) (Continued)
	United Kingdom (Continued)
36,131	Hammerson PLC	$255,146
33,899	Hansteen Holdings PLC	47,417
4,522	Helical PLC	16,426
39,651	Intu Properties PLC	137,461
35,835	Land Securities Group PLC	470,781
26,606	LondonMetric Property PLC	50,988
10,637	NewRiver REIT PLC	44,702
26,090	Primary Health Properties PLC	35,771
9,426	Safestore Holdings PLC	40,658
37,740	Segro PLC	213,067
10,885	Shaftesbury PLC	121,940
50,341	Tritax Big Box REIT PLC	86,547
10,106	UNITE Group (The) PLC	75,476
5,351	Workspace Group PLC	52,229

		2,643,054

	United States — 55.2%
3,651	Acadia Realty Trust	119,315
1,144	Agree Realty Corp.	52,681
92	Alexander’s, Inc.	39,272
3,617	Alexandria Real Estate Equities, Inc.	401,957
1,779	American Assets Trust, Inc.	76,639
6,017	American Campus Communities, Inc.	299,466
10,175	American Homes 4 Rent, Class A	213,472
7,118	Apartment Investment & Management Co., Class A	323,513
9,665	Apple Hospitality REIT, Inc.	193,107
4,175	Ashford Hospitality Trust, Inc.	32,398
6,235	AvalonBay Communities, Inc.	1,104,530
6,988	Boston Properties, Inc.	878,951
7,981	Brandywine Realty Trust	131,766
13,862	Brixmor Property Group, Inc.	338,510
3,982	Camden Property Trust	334,767
3,812	Care Capital Properties, Inc.	95,300
2,780	CareTrust REIT, Inc.	42,590
7,739	CBL & Associates Properties, Inc.	88,999
3,886	Cedar Realty Trust, Inc.	25,376
1,673	Chatham Lodging Trust	34,380
2,717	Chesapeake Lodging Trust	70,262
2,219	Colony Starwood Homes	63,929
5,624	Columbia Property Trust, Inc.	121,478
4,306	Corporate Office Properties Trust	134,433
15,557	Cousins Properties, Inc.	132,390
8,201	CubeSmart	219,541
4,147	DCT Industrial Trust, Inc.	198,558
14,149	DDR Corp.	216,055
9,143	DiamondRock Hospitality Co.	105,419
7,257	Digital Realty Trust, Inc.	713,073
6,398	Douglas Emmett, Inc.	233,911
16,157	Duke Realty Corp.	429,130
3,441	DuPont Fabros Technology, Inc.	151,163
1,498	EastGroup Properties, Inc.	110,612
3,327	Education Realty Trust, Inc.	140,732

 See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
5,560	Empire State Realty Trust, Inc., Class A	$112,256
2,873	EPR Properties	206,195
5,756	Equity Commonwealth (c)	174,061
3,535	Equity LifeStyle Properties, Inc.	254,874
4,257	Equity One, Inc.	130,647
16,414	Equity Residential	1,056,405
2,988	Essex Property Trust, Inc.	694,710
5,361	Extra Space Storage, Inc.	414,084
3,270	Federal Realty Investment Trust	464,700
6,332	FelCor Lodging Trust, Inc.	50,719
5,323	First Industrial Realty Trust, Inc.	149,310
2,634	First Potomac Realty Trust	28,895
10,705	Forest City Realty Trust, Inc., Class A	223,092
2,706	Four Corners Property Trust, Inc.	55,527
4,503	Franklin Street Properties Corp.	58,359
9,343	Gaming and Leisure Properties, Inc.	286,083
22,944	General Growth Properties, Inc.	573,141
1,153	Getty Realty Corp.	29,390
3,238	Government Properties Income Trust	61,732
19,099	Gramercy Property Trust	175,329
21,183	HCP, Inc.	629,559
5,277	Healthcare Realty Trust, Inc.	159,999
6,456	Healthcare Trust of America, Inc., Class A	187,934
1,620	Hersha Hospitality Trust	34,830
4,564	Highwoods Properties, Inc.	232,810
7,483	Hospitality Properties Trust	237,510
34,041	Host Hotels & Resorts, Inc.	641,332
5,680	Hudson Pacific Properties, Inc.	197,550
5,514	Investors Real Estate Trust	39,315
4,201	Kilroy Realty Corp.	307,597
19,361	Kimco Realty Corp.	487,123
3,741	Kite Realty Group Trust	87,839
5,138	LaSalle Hotel Properties	156,555
10,747	Lexington Realty Trust	116,068
6,731	Liberty Property Trust	265,875
2,114	Life Storage, Inc.	180,240
1,786	LTC Properties, Inc.	83,906
6,542	Macerich (The) Co.	463,435
4,053	Mack-Cali Realty Corp.	117,618
14,588	Medical Properties Trust, Inc.	179,432
5,158	Mid-America Apartment Communities, Inc.	505,071
2,960	Monmouth Real Estate Investment Corp.	45,110
7,691	Monogram Residential Trust, Inc.	83,217
1,670	National Health Investors, Inc.	123,864
6,696	National Retail Properties, Inc.	295,963
3,590	New Senior Investment Group, Inc.	35,146
7,555	New York REIT, Inc.	76,457
7,843	Omega Healthcare Investors, Inc.	245,172
6,798	Paramount Group, Inc.	108,700
1,945	Parkway, Inc. (c)	43,276

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
3,273	Pebblebrook Hotel Trust	$97,372
3,022	Pennsylvania Real Estate Investment Trust	57,297
6,135	Physicians Realty Trust	116,320
6,628	Piedmont Office Realty Trust, Inc., Class A	138,592
23,871	Prologis, Inc.	1,260,150
920	PS Business Parks, Inc.	107,198
6,606	Public Storage	1,476,441
2,061	QTS Realty Trust, Inc., Class A	102,329
4,237	Quality Care Properties, Inc. (c)	65,674
3,570	Ramco-Gershenson Properties Trust	59,191
11,736	Realty Income Corp.	674,585
4,760	Regency Centers Corp.	328,202
4,956	Retail Opportunity Investments Corp.	104,720
10,776	Retail Properties of America, Inc., Class A	165,196
2,947	Rexford Industrial Realty, Inc.	68,341
5,662	RLJ Lodging Trust	138,662
2,218	Ryman Hospitality Properties, Inc.	139,756
2,967	Sabra Health Care REIT, Inc.	72,454
624	Saul Centers, Inc.	41,565
3,093	Select Income REIT	77,944
10,813	Senior Housing Properties Trust	204,690
1,178	Seritage Growth Properties, Class A	50,312
1,535	Silver Bay Realty Trust Corp.	26,310
14,314	Simon Property Group, Inc.	2,543,168
4,615	SL Green Realty Corp.	496,343
20,975	Spirit Realty Capital, Inc.	227,789
3,443	STAG Industrial, Inc.	82,184
7,030	STORE Capital Corp.	173,711
3,787	Summit Hotel Properties, Inc.	60,706
2,960	Sun Communities, Inc.	226,766
9,863	Sunstone Hotel Investors, Inc.	150,411
4,366	Tanger Factory Outlet Centers, Inc.	156,215
2,744	Taubman Centers, Inc.	202,864
2,076	Terreno Realty Corp.	59,145
2,160	Tier REIT, Inc.	37,562
12,169	UDR, Inc.	443,925
619	Universal Health Realty Income Trust	40,600
4,069	Urban Edge Properties	111,938
1,350	Urstadt Biddle Properties, Inc., Class A	32,549
16,130	Ventas, Inc.	1,008,448
43,965	VEREIT, Inc.	371,944
7,718	Vornado Realty Trust	805,528
8,382	Washington Prime Group, Inc.	87,257
3,398	Washington Real Estate Investment Trust	111,081
5,241	Weingarten Realty Investors	187,575
16,513	Welltower, Inc.	1,105,215
4,115	WP Carey, Inc.	243,155

 See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
4,918	Xenia Hotels & Resorts, Inc.	$95,508

		34,070,575

	Total Common Stocks — 99.5%	61,453,066
	(Cost $56,218,746)

	Investment Companies (a) — 0.2%
	Guernsey — 0.2%
24,032	F&C Commercial Property Trust Ltd.	40,398
17,939	MedicX Fund Ltd.	19,842
24,601	Picton Property Income Ltd.	22,966
30,187	UK Commercial Property Trust Ltd.	31,436

	Total Investment Companies — 0.2%	114,642
	(Cost $128,448)

	Total Investments — 99.7%	61,567,708
	(Cost $56,347,194) (f)
	Net Other Assets and Liabilities — 0.3%	168,553

	Net Assets — 100.0%	$61,736,261

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2016, securities noted as such are valued at $0 or 0.00% of net assets.
(c)	Non-income producing security.
(d)	This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.
(e)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,660,007 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,439,493.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Total Value at 12/31/2016	Level 1	Level 2		Level 3
Common Stocks:
Australia	$3,621,847	$3,621,847	$—	**	$—
Other Country Categories*	57,831,219	57,831,219	—		—
Total Common Stocks	61,453,066	61,453,066	—	**	—
Investment Companies*	114,642	114,642	—		—
Total Investments	$61,567,708	$61,567,708	$—	**	$—

*   See Portfolio of Investments for country breakout.

** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2016, the Fund transferred investments valued at $25,131,481 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

Sector Allocation	% of Total Long-Term Investments
Real Estate	99.8%
Health Care	0.1
Consumer Discretionary	0.1
Total	100.0%

 See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

Currency Exposure Diversification	% of Total Investments
United States Dollar	55.9%
Japanese Yen	11.1
Euro	8.5
Hong Kong Dollar	6.5
Australian Dollar	5.9
British Pound Sterling	4.7
Canadian Dollar	2.9
Singapore Dollar	2.1
Swedish Krona	1.2
Swiss Franc	0.9
Israeli Shekel	0.1
New Zealand Dollar	0.1
Norwegian Krone	0.1
Total	100.0%

 See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.6%
	Australia — 15.4%
239,395	Australia & New Zealand Banking Group Ltd.	$5,255,353
657,543	Bendigo and Adelaide Bank Ltd.	6,031,112
59,235	Commonwealth Bank of Australia	3,522,784
134,529	JB Hi-Fi Ltd.	2,722,210
56,905	Macquarie Group Ltd.	3,577,634
224,280	National Australia Bank Ltd.	4,964,002
322,690	Orica Ltd.	4,117,138
1,067,465	Primary Health Care Ltd.	3,142,979
387,428	Suncorp Group Ltd.	3,780,031
460,564	Sydney Airport	1,990,877
863,847	Telstra Corp. Ltd.	3,179,323
92,933	Wesfarmers Ltd.	2,826,130
150,940	Westpac Banking Corp.	3,550,991
133,189	Woodside Petroleum Ltd.	2,994,977

		51,655,541

	Austria — 1.1%
103,101	OMV AG	3,642,255

	Bermuda — 2.3%
1,105,137	Kerry Properties Ltd.	2,999,953
349,410	VTech Holdings Ltd.	4,672,618

		7,672,571

	Canada — 11.7%
64,123	Bank of Nova Scotia (The)	3,570,428
59,301	BCE, Inc.	2,563,019
41,343	Canadian Imperial Bank of Commerce	3,373,581
67,597	Emera, Inc.	2,285,203
160,439	Genworth MI Canada, Inc.	4,022,178
130,188	IGM Financial, Inc.	3,704,005
107,451	National Bank of Canada	4,363,984
348,624	Russel Metals, Inc.	6,641,941
159,345	Shaw Communications, Inc., Class B	3,197,225
83,388	TELUS Corp.	2,655,075
69,723	TransCanada Corp.	3,143,805

		39,520,444

	Cayman Islands — 0.9%
340,387	Phoenix Group Holdings	3,083,292

	Denmark — 0.8%
147,419	Tryg A/S	2,665,544

	Finland — 5.9%
350,873	Fortum OYJ	5,381,397
244,324	Kemira OYJ	3,119,697
128,140	Konecranes OYJ	4,556,485
121,209	Metso OYJ	3,457,719
87,680	Nokian Renkaat OYJ	3,269,148

		19,784,446

Shares	Description	Value

	Common Stocks (a) (Continued)
	France — 7.5%
63,051	Bouygues S.A.	$2,259,596
82,033	Casino Guichard Perrachon S.A.	3,936,803
213,819	CNP Assurances	3,961,362
265,051	Engie S.A.	3,381,564
96,072	Lagardere S.C.A.	2,669,341
72,069	TOTAL S.A.	3,696,080
281,870	Vivendi S.A.	5,357,126

		25,261,872

	Germany — 0.9%
19,300	Allianz SE	3,189,646

	Hong Kong — 3.9%
4,030,202	New World Development Co., Ltd.	4,261,739
4,667,923	PCCW Ltd.	2,528,245
4,604,252	SJM Holdings Ltd.	3,610,014
284,583	Swire Pacific Ltd., Class A	2,717,567

		13,117,565

	Italy — 1.1%
237,215	Eni S.p.A.	3,862,940

	Japan — 2.7%
826,000	Aozora Bank Ltd.	2,918,828
220,000	Mitsui & Co., Ltd.	3,024,941
605,700	Tokai Tokyo Financial Holdings, Inc.	3,223,490

		9,167,259

	New Zealand — 4.1%
646,745	Fletcher Building Ltd.	4,762,514
1,503,502	SKY Network Television Ltd.	4,752,398
1,750,864	Spark New Zealand Ltd.	4,147,670

		13,662,582

	Norway — 1.1%
207,417	Statoil ASA	3,804,693

	Portugal — 1.1%
1,180,261	EDP-Energias de Portugal S.A.	3,595,523

	Singapore — 1.8%
854,400	Keppel Corp., Ltd.	3,416,066
1,351,300	StarHub Ltd.	2,622,072

		6,038,138

	Spain — 3.9%
173,968	Gas Natural SDG S.A.	3,279,824
1,919,522	Mapfre S.A.	5,859,717
428,177	Telefonica S.A.	3,975,369

		13,114,910

	Sweden — 4.6%
381,044	Nordea Bank AB	4,236,796
346,254	Skandinaviska Enskilda Banken AB, Class A	3,631,437

 See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Sweden (Continued)
165,080	Swedbank AB, Class A	$3,991,738
871,477	Telia Co., AB	3,511,505

		15,371,476

	Switzerland — 3.8%
51,983	Swiss Re AG	4,926,210
4,953	Swisscom AG	2,218,465
20,113	Zurich Insurance Group AG	5,538,334

		12,683,009

	United Kingdom — 10.8%
645,913	Amec Foster Wheeler PLC	3,741,331
44,855	AstraZeneca PLC	2,453,034
323,928	BAE Systems PLC	2,361,335
927,478	Carillion PLC	2,698,696
409,683	Halfords Group PLC	1,845,396
658,269	HSBC Holdings PLC	5,329,138
882,646	Legal & General Group PLC	2,693,342
1,087,088	Old Mutual PLC	2,777,271
192,338	Royal Dutch Shell PLC, Class A	5,261,061
76,674	Severn Trent PLC	2,099,648
331,608	Tate & Lyle PLC	2,891,384
181,589	United Utilities Group PLC	2,016,362

		36,167,998

	United States — 14.2%
77,512	AT&T, Inc.	3,296,585
157,006	CenterPoint Energy, Inc.	3,868,628
126,877	CenturyLink, Inc.	3,017,135
31,308	Chevron Corp.	3,684,952
68,087	FirstEnergy Corp.	2,108,654
107,869	Guess?, Inc.	1,305,215
47,273	Helmerich & Payne, Inc.	3,658,930
72,452	International Paper Co.	3,844,303
79,570	Mattel, Inc.	2,192,154
196,690	Olin Corp.	5,037,231
100,488	PacWest Bancorp	5,470,567
81,836	R.R. Donnelley & Sons Co.	1,335,564
51,486	Southern (The) Co.	2,532,596
57,524	Tupperware Brands Corp.	3,026,913
177,122	Waddell & Reed Financial, Inc., Class A	3,455,650

		47,835,077

	Total Common Stocks — 99.6%	334,896,781
	(Cost $358,507,846)

Shares	Description	Value

	Money Market Funds — 0.1%
419,150	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio -Institutional Class - 0.38% (b)	$419,150
	(Cost $419,150)

	Total Investments — 99.7%	335,315,931
	(Cost $358,926,996) (c)
	Net Other Assets and Liabilities — 0.3%	1,008,606

	Net Assets — 100.0%	$336,324,537

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Interest rate shown reflects yield as of December 31, 2016.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,258,229 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $42,869,294.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$334,896,781	$—	$—
Money Market Funds	419,150	—	—
Total Investments	$335,315,931	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2016, the Fund transferred common stocks valued at $247,095,908 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

 See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

Sector Allocation	% of Total Long-Term Investments
Financials	34.8%
Energy	11.2
Consumer Discretionary	10.1
Telecommunication Services	10.1
Industrials	9.5
Utilities	9.1
Materials	6.2
Real Estate	3.0
Consumer Staples	2.9
Health Care	1.7
Information Technology	1.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	23.2%
Australian Dollar	15.4
United States Dollar	14.4
Canadian Dollar	11.8
British Pound Sterling	10.1
Hong Kong Dollar	6.2
Swedish Krona	4.6
New Zealand Dollar	4.1
Swiss Franc	3.8
Japanese Yen	2.7
Singapore Dollar	1.8
Norwegian Krone	1.1
Danish Krone	0.8
Total	100.0%

 See Notes to Portfolio of Investments

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.4%
	Australia — 5.8%
67,957	AGL Energy Ltd.	$1,083,322
4,989,513	Infigen Energy (b)	3,240,622

		4,323,944

	Bermuda — 4.2%
60,865,111	Concord New Energy Group Ltd.	3,178,847

	Brazil — 1.1%
118,130	Centrais Eletricas Brasileiras S.A., ADR (b)	819,822

	Cayman Islands — 0.4%
278,161	China High Speed Transmission Equipment Group Co., Ltd.	324,632

	China — 6.2%
5,264,599	China Longyuan Power Group Corp., Ltd., Class H	4,114,188
1,999,716	China Suntien Green Energy Corp., Ltd., Class H	257,878
568,221	Harbin Electric Co., Ltd., Class H	265,260

		4,637,326

	Denmark — 12.4%
3,274,422	Greentech Energy Systems A/S (b)	3,083,172
95,295	Vestas Wind Systems A/S	6,193,332

		9,276,504

	France — 5.3%
29,265	Alstom S.A. (b)	806,345
3,964,053	Futuren S.A. (b)	3,213,037

		4,019,382

	Germany — 15.1%
158,332	E. ON SE	1,116,681
214,198	Nordex SE (b) (c)	4,597,462
1,468,874	PNE Wind AG (c)	3,370,750
68,163	RWE AG (b)	847,751
11,088	Siemens AG	1,363,269

		11,295,913

	Greece — 0.4%
91,496	Terna Energy S.A.	270,641

	Italy — 1.5%
256,541	Enel S.p.A	1,130,965

	Japan — 1.3%
72,754	Mitsui & Co., Ltd.	1,000,348

	Portugal — 1.4%
359,519	EDP-Energias de Portugal S.A.	1,095,231

	Spain — 23.2%
7,892	Acciona S.A.	580,946
685,838	EDP Renovaveis S.A.	4,357,690
51,308	Endesa S.A.	1,086,942

Shares	Description	Value

	Common Stocks (a) (Continued)
	Spain (Continued)
278,980	Gamesa Corp. Tecnologica S.A.	$5,659,008
873,189	Iberdrola S.A.	5,730,079

		17,414,665

	Sweden — 5.6%
793,685	Arise AB (b)	1,742,333
611,363	Eolus Vind AB, Class B	1,657,483
42,514	SKF AB, Class B	782,094

		4,181,910

	Switzerland — 0.8%
11,864	BKW AG	573,801

	United Kingdom — 3.7%
37,215	BP PLC, ADR	1,391,097
25,376	Royal Dutch Shell PLC, Class A, ADR	1,379,947

		2,771,044

	United States — 11.0%
67,454	AES (The) Corp.	783,815
28,302	Allegheny Technologies, Inc. (c)	450,851
21,832	Alliant Energy Corp.	827,214
17,675	Duke Energy Corp.	1,371,933
26,775	Federal-Mogul Holdings Corp. (b)	276,050
42,168	General Electric Co.	1,332,509
11,504	NextEra Energy, Inc.	1,374,268
41,683	NRG Energy, Inc.	511,034
6,427	Otter Tail Corp.	262,222
18,921	Trinity Industries, Inc.	525,247
7,650	Woodward, Inc.	528,233

		8,243,376

	Total Common Stocks — 99.4%	74,558,351
	(Cost $72,504,465)

	Money Market Funds — 4.2%
2,864,489	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.39% (d) (e)	2,864,489
253,892	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio -Institutional Class - 0.38% (d)	253,892
	Total Money Market Funds — 4.2%	3,118,381
	(Cost $3,118,381)

	Total Investments — 103.6%	77,676,732
	(Cost $75,622,846) (f)
	Net Other Assets and Liabilities — (3.6)%	(2,693,318)

	Net Assets — 100.0%	$74,983,414

 See Notes to Portfolio of Investments

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

(a)

Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $2,721,537 and the total value of the collateral held by the Fund is $2,864,489.
(d)	Interest rate shown reflects yield as of December 31, 2016.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,005,246 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,951,360.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$74,558,351	$—	$—
Money Market Funds	3,118,381	—	—
Total Investments	$77,676,732	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2016, the Fund transferred common stocks valued at $57,337,877 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

Sector Allocation	% of Total Long-Term Investments
Utilities	52.6%
Industrials	42.3
Energy	4.1
Materials	0.6
Consumer Discretionary	0.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	45.4%
United States Dollar	19.2
Danish Krone	11.9
Hong Kong Dollar	10.5
Australian Dollar	5.6
Swedish Krona	5.4
Japanese Yen	1.3
Swiss Franc	0.7
Total	100.0%

 See Notes to Portfolio of Investments

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.0%
	Australia — 3.5%
9,939	CIMIC Group Ltd.	$250,607
53,788	Downer EDI Ltd.	236,391
3,697	Monadelphous Group Ltd.	29,961

		516,959

	Canada — 4.6%
7,018	Aecon Group, Inc.	79,712
7,764	SNC-Lavalin Group, Inc.	334,176
10,237	Stantec, Inc.	258,622

		672,510

	Cayman Islands — 1.9%
190,059	China State Construction International Holdings Ltd.	284,310

	China — 5.1%
359,065	China Communications Construction Co., Ltd., Class H	413,032
420,195	China Railway Group Ltd., Class H	345,715

		758,747

	Finland — 0.3%
6,055	YIT OYJ	48,377

	France — 8.0%
11,341	Bouygues S.A.	406,434
4,653	Eiffage S.A.	324,493
6,560	Vinci S.A.	446,780

		1,177,707

	Germany — 1.7%
1,815	HOCHTIEF AG	254,201

	Ireland — 1.8%
9,863	Kingspan Group PLC	267,864

	Italy — 0.2%
8,265	Salini Impregilo S.p.A.	26,118

	Japan — 26.0%
28,000	Chiyoda Corp.	194,053
13,100	COMSYS Holdings Corp.	239,975
18,200	JGC Corp.	330,753
54,000	Kajima Corp.	373,784
12,000	Kandenko Co., Ltd.	108,321
14,500	Kinden Corp.	180,886
49,000	Kumagai Gumi Co., Ltd.	125,775
9,700	Kyowa Exeo Corp.	139,597
19,000	Maeda Corp.	165,818
6,000	Maeda Road Construction Co., Ltd.	100,364
5,000	Nippo Corp.	93,305
34,000	Nishimatsu Construction Co., Ltd.	164,655
40,100	Obayashi Corp.	383,244
12,000	Okumura Corp.	67,559
45,200	Penta-Ocean Construction Co., Ltd.	218,507
1,200	Raito Kogyo Co., Ltd.	12,321

Shares	Description	Value

	Common Stocks (a) (Continued)
	Japan (Continued)
36,000	Shimizu Corp.	$329,275
1,400	SHO-BOND Holdings Co., Ltd.	58,336
57,000	Taisei Corp.	398,939
25,000	Toda Corp.	131,979
2,500	Toshiba Plant Systems & Services Corp.	32,941

		3,850,387

	Netherlands — 5.3%
3,236	Arcadis N.V.	45,407
8,592	Boskalis Westminster	298,375
9,857	Chicago Bridge & Iron Co. N.V.	312,960
26,911	Koninklijke BAM Groep N.V.	124,360

		781,102

	Norway — 0.5%
5,075	Veidekke ASA	72,581

	Panama — 1.6%
31,520	McDermott International, Inc. (b)	232,933

	Philippines — 0.4%
10,640	Manila Electric Co.	56,718

	South Korea — 2.2%
41,105	Daewoo Engineering & Construction Co., Ltd. (b)	172,887
7,036	GS Engineering & Construction Corp. (b)	154,375

		327,262

	Spain — 5.4%
11,576	ACS Actividades de Construccion y Servicios S.A.	365,809
30,919	Obrascon Huarte Lain S.A. (c)	107,242
43,726	Sacyr S.A. (b)	102,183
5,277	Tecnicas Reunidas S.A.	216,445

		791,679

	Sweden — 4.7%
8,424	NCC AB, Class B	208,413
15,881	Peab AB	126,029
15,509	Skanska AB, Class B	366,165

		700,607

	United Kingdom — 5.3%
45,890	Amec Foster Wheeler PLC	265,809
55,697	Balfour Beatty PLC	184,577
9,989	Galliford Try PLC	158,929
1,871	Keller Group PLC	19,461
8,833	WS Atkins PLC	158,716

		787,492

	United States — 21.5%
9,345	AECOM (b)	339,784

 See Notes to Portfolio of Investments

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
3,942	Dycom Industries, Inc. (b)	$316,503
4,466	EMCOR Group, Inc.	316,014
7,436	Fluor Corp.	390,539
4,759	Granite Construction, Inc.	261,745
6,597	Jacobs Engineering Group, Inc. (b)	376,029
17,042	KBR, Inc.	284,431
7,674	MasTec, Inc. (b)	293,531
286	Matrix Service Co. (b)	6,492
11,064	Quanta Services, Inc. (b)	385,580
7,429	Tutor Perini Corp. (b)	208,012

		3,178,660

	Total Common Stocks — 100.0%	14,786,214
	(Cost $13,827,674)

	Money Market Funds — 0.3%
48,852	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.39% (d) (e)	48,852
	(Cost $48,852)

	Total Investments — 100.3%	14,835,066
	(Cost $13,876,526) (f)
	Net Other Assets and Liabilities — (0.3)%	(49,145)

	Net Assets — 100.0%	$14,785,921

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $47,865 and the total value of the collateral held by the Fund is $48,852.
(d)	Interest rate shown reflects yield as of December 31, 2016.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,147,191 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,188,651.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$14,786,214	$—	$—
Money Market Funds	48,852	—	—
Total Investments	$14,835,066	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2016, the Fund transferred common stocks valued at $9,167,906 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

Sector Allocation	% of Total Long-Term Investments
Industrials	94.7%
Energy	4.9
Utilities	0.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	26.0%
United States Dollar	25.4
Euro	20.5
Hong Kong Dollar	7.0
British Pound Sterling	5.3
Swedish Krona	4.7
Canadian Dollar	4.5
Australian Dollar	3.5
South Korean Won	2.2
Norwegian Krone	0.5
Philippine Peso	0.4
Total	100.0%

 See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.9%
	Cayman Islands — 2.7%
919,962	Wasion Group Holdings Ltd.	$494,712

	France — 8.2%
21,450	Schneider Electric SE	1,492,726

	Germany — 6.4%
3,160	Siemens AG	388,522
29,453	SMA Solar Technology AG (b)	778,660

		1,167,182

	Ireland — 2.0%
5,373	Eaton Corp. PLC	360,474

	Italy — 8.5%
59,703	Prysmian S.p.A.	1,533,457

	Japan — 9.8%
94,000	NEC Corp.	249,326
9,700	NGK Insulators Ltd.	188,149
71,000	Osaki Electric Co., Ltd.	739,311
35,000	Panasonic Corp.	356,214
96,000	Toshiba Corp. (c)	232,536

		1,765,536

	Spain — 8.4%
80,208	Red Electrica Corp. S.A.	1,513,430

	Switzerland — 8.2%
70,274	ABB Ltd.	1,482,358

	United Kingdom — 2.0%
31,321	National Grid PLC	367,320

	United States — 43.7%
12,945	Advanced Energy Industries, Inc. (c)	708,739
20,961	American Superconductor Corp. (b) (c)	154,483
693	AZZ, Inc.	44,283
19,716	Badger Meter, Inc.	728,506
33,151	Control4 Corp. (c)	338,140
692	Digi International, Inc. (c)	9,515
52,467	EnerNOC, Inc. (c)	314,802
1,235	EnerSys	96,453
769	ESCO Technologies, Inc.	43,564
38,118	General Cable Corp.	726,148
11,617	General Electric Co.	367,097
3,136	Honeywell International, Inc.	363,306
1,594	Hubbell, Inc.	186,020
11,133	Itron, Inc. (c)	699,709
2,195	MasTec, Inc. (c)	83,959
19,079	MYR Group, Inc. (c)	718,897
42,391	Quanta Services, Inc. (c)	1,477,326
51,234	Silver Spring Networks, Inc. (c)	681,924
697	Valmont Industries, Inc.	98,207

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
1,171	WESCO International, Inc. (c)	$77,930

		7,919,008

	Total Common Stocks — 99.9%	18,096,203
	(Cost $15,766,807)

	Money Market Funds — 4.1%
737,350	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.39% (d) (e)	737,350
	(Cost $737,350)

	Total Investments — 104.0%	18,833,553
	(Cost $16,504,157) (f)
	Net Other Assets and Liabilities — (4.0)%	(732,306)

	Net Assets — 100.0%	$18,101,247

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $697,426 and the total value of the collateral held by the Fund is $737,350.
(c)	Non-income producing security.
(d)	Interest rate shown reflects yield as of December 31, 2016.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,784,553 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $455,157.

 See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$18,096,203	$—	$—
Money Market Funds	737,350	—	—
Total Investments	$18,833,553	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2016, the Fund transferred common stocks valued at $7,052,126 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

Sector Allocation	% of Total Long-Term Investments
Industrials	55.9%
Information Technology	31.7
Utilities	10.4
Consumer Discretionary	2.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	47.9%
Euro	30.3
Japanese Yen	9.4
Swiss Franc	7.9
Hong Kong Dollar	2.6
British Pound Sterling	1.9
Total	100.0%

 See Notes to Portfolio of Investments

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.7%
	Australia — 1.7%
52,578	Alumina Ltd.	$69,436
9,238	Iluka Resources Ltd.	48,466
6,647	OZ Minerals Ltd.	37,847
2,296	Washington H. Soul Pattinson & Co. Ltd.	25,069

		180,818

	Austria — 0.9%
2,510	voestalpine AG	98,526

	Bermuda — 0.5%
68,672	Kunlun Energy Co. Ltd.	51,363

	Brazil — 0.4%
5,106	Fibria Celulose S.A., ADR	49,069

	Canada — 6.7%
3,071	Agrium, Inc.	308,690
3,564	Peyto Exploration & Development Corp.	88,154
18,633	Potash Corp. of Saskatchewan, Inc.	337,091

		733,935

	Chile — 0.3%
56,384	Aguas Andinas S.A., Class A	29,357

	China — 0.4%
127,752	Zijin Mining Group Co., Ltd., Class H	41,186

	Finland — 4.0%
4,620	Metsa Board OYJ	33,046
11,685	Stora Enso OYJ, Class R	125,585
11,421	UPM-Kymmene OYJ	280,602

		439,233

	France — 13.0%
7,184	Suez	105,985
21,690	TOTAL S.A., ADR	1,105,539
11,985	Veolia Environnement S.A.	204,065

		1,415,589

	Germany — 0.9%
4,131	K+S AG	98,668

	Hong Kong — 4.0%
3,532	CNOOC Ltd., ADR	437,827

	India — 1.5%
26,900	Coal India Ltd.	118,904
15,526	NMDC Ltd.	28,229
3,136	Oil India Ltd.	20,890

		168,023

	Indonesia — 0.4%
305,911	Adaro Energy Tbk PT	38,487

Shares	Description	Value

	Common Stocks (a) (Continued)
	Luxembourg — 0.2%
1,088	Ternium S.A., ADR	$26,275

	Norway — 3.2%
1,868	Austevoll Seafood ASA	18,117
8,038	Marine Harvest ASA, ADR (b)	145,729
1,093	Salmar ASA	32,669
3,877	Yara International ASA	152,649

		349,164

	Russia — 13.7%
203,262	Gazprom PJSC	512,090
9,339	LUKOIL PJSC	525,067
11,389	Novolipetsk Steel PJSC, GDR	211,835
594	PhosAgro PJSC	25,166
32,245	Tatneft PJSC	224,445

		1,498,603

	South Korea — 2.9%
6,040	POSCO, ADR	317,402

	Spain — 0.4%
3,378	Acerinox S.A.	44,822

	Sweden — 0.4%
1,080	Holmen AB, Class B	38,740

	Taiwan — 1.9%
246,128	China Steel Corp.	188,249
15,377	Taiwan Fertilizer Co., Ltd.	19,156

		207,405

	United Kingdom — 13.7%
9,164	Pennon Group PLC	93,400
20,164	Royal Dutch Shell PLC, Class A, ADR	1,096,518
5,205	Severn Trent PLC	142,534
14,994	United Utilities Group PLC	166,493

		1,498,945

	United States — 28.6%
5,166	CF Industries Holdings, Inc.	162,626
9,312	Chevron Corp.	1,096,022
1,444	Domtar Corp.	56,359
12,100	Exxon Mobil Corp.	1,092,146
9,088	International Paper Co.	482,209
7,774	Mosaic (The) Co.	228,012
103	Terra Nitrogen Co., L.P. (c)	10,579

		3,127,953

	Total Common Stocks — 99.7%	10,891,390
	(Cost $9,925,288)

 See Notes to Portfolio of Investments

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

Shares	Description	Value

	Money Market Funds — 1.0%
112,500	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.39% (d) (e)	$112,500
	(Cost $112,500)

	Total Investments — 100.7%	11,003,890
	(Cost $10,037,788) (f)
	Net Other Assets and Liabilities — (0.7)%	(75,291)

	Net Assets — 100.0%	$10,928,599

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $108,780 and the total value of the collateral held by the Fund is $112,500.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	Interest rate shown reflects yield as of December 31, 2016.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,202,024 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $235,922.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$10,891,390	$—	$—
Money Market Funds	112,500	—	—
Total Investments	$11,003,890	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2016, the Fund transferred common stocks valued at $3,819,321 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

Sector Allocation	% of Total Long-Term Investments
Energy	59.1%
Materials	32.3
Utilities	6.8
Consumer Staples	1.8
Total	100.0%

 See Notes to Portfolio of Investments

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

Currency Exposure Diversification	% of Total Investments

United States Dollar	60.3%
Russian Ruble	11.7
Euro	9.0
Canadian Dollar	6.7
British Pound Sterling	3.7
New Taiwan Dollar	1.9
Norwegian Krone	1.8
Australian Dollar	1.6
Indian Rupee	1.5
Hong Kong Dollar	0.8
Swedish Krona	0.4
Indonesian Rupiah	0.3
Chilean Peso	0.3
Total	100.0%

 See Notes to Portfolio of Investments

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.8%
	Australia — 1.4%
1,831	GrainCorp Ltd., Class A	$12,632
13,501	Incitec Pivot Ltd.	35,075
2,134	Nufarm Ltd.	14,106

		61,813

	Belgium — 0.3%
344	Tessenderlo Chemie N.V. (b)	12,602

	Bermuda — 1.9%
1,116	Bunge Ltd.	80,620

	Canada — 5.4%
1,106	Agrium, Inc.	111,173
6,719	Potash Corp. of Saskatchewan, Inc.	121,554

		232,727

	Chile — 0.6%
963	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	27,445

	Germany — 24.2%
4,696	BASF SE	436,540
4,421	Bayer AG	461,330
268	BayWa AG	8,686
3,729	Evonik Industries AG	111,401
1,532	K+S AG	36,591

		1,054,548

	India — 3.5%
4,980	Mahindra & Mahindra Ltd.	86,928
1,100	PI Industries Ltd.	13,470
2,033	Tata Chemicals Ltd.	15,067
4,052	UPL Ltd.	38,628

		154,093

	Japan — 6.7%
10,000	Kubota Corp.	142,759
8,000	Mitsui Chemicals, Inc.	35,936
1,200	Nissan Chemical Industries Ltd.	40,094
400	Sakata Seed Corp.	11,311
13,000	Sumitomo Chemical Co., Ltd.	61,844

		291,944

	Luxembourg — 0.2%
972	Adecoagro S.A. (b)	10,089

	Malaysia — 3.2%
19,900	Hap Seng Consolidated Bhd	39,303
64,000	Petronas Chemicals Group Bhd	99,581

		138,884

	Netherlands — 2.9%
10,896	CNH Industrial N.V.	94,686
1,686	OCI N.V. (b)	29,426

		124,112

Shares	Description	Value

	Common Stocks (a) (Continued)
	Norway — 2.0%
2,186	Yara International ASA	$86,070

	Russia — 2.6%
3,109	PhosAgro PJSC, GDR	47,412
23,494	Uralkali PJSC (b)	63,269

		110,681

	Singapore — 2.9%
51,200	Wilmar International Ltd.	126,926

	Switzerland — 4.9%
82	Bucher Industries AG	20,192
492	Syngenta AG	194,471

		214,663

	Taiwan — 0.2%
7,842	Taiwan Fertilizer Co., Ltd.	9,769

	Turkey — 0.2%
427	Turk Traktor ve Ziraat Makineleri AS	9,080

	United States — 36.7%
642	AGCO Corp.	37,146
1,865	CF Industries Holdings, Inc.	58,710
1,895	Deere & Co.	195,261
7,536	Dow Chemical (The) Co.	431,210
5,808	E.I. du Pont de Nemours and Co.	426,307
1,071	FMC Corp.	60,576
1,849	Monsanto Co.	194,533
2,802	Mosaic (The) Co.	82,183
481	Scotts Miracle-Gro (The) Co., Class A	45,960
148	Terra Nitrogen Co., L.P. (c)	15,201
875	Toro (The) Co.	48,956

		1,596,043

	Total Investments — 99.8%	4,342,109
	(Cost $4,037,175) (d)
	Net Other Assets and Liabilities — 0.2%	9,409

	Net Assets — 100.0%	$4,351,518

 See Notes to Portfolio of Investments

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $451,638 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $146,704.

GDR - Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$4,342,109	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2016, the Fund transferred common stocks valued at $2,020,408 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

Sector Allocation	% of Total Long-Term Investments
Materials	68.1%
Industrials	13.7
Health Care	10.6
Consumer Staples	5.6
Consumer Discretionary	2.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	42.1%
Euro	25.3
Japanese Yen	6.7
Canadian Dollar	5.4
Swiss Franc	4.9
Indian Rupee	3.6
Malaysian Ringgit	3.2
Singapore Dollar	2.9
Norwegian Krone	2.0
Russia Ruble	1.5
Australian Dollar	1.4
Chilean Peso	0.6
New Taiwan Dollar	0.2
Turkish Lira	0.2
Total	100.0%

 See Notes to Portfolio of Investments

First Trust BICK Index Fund (BICK)

Portfolio of Investments
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.6%
	Brazil — 26.2%
16,063	Ambev S.A., ADR	$78,869
9,208	Banco Bradesco S.A., ADR	80,202
9,773	Banco do Brasil S.A.	84,347
9,894	BB Seguridade Participacoes S.A.	86,030
16,789	BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	85,113
5,323	BRF S.A.	78,912
17,832	CCR S.A.	87,442
11,540	Centrais Eletricas Brasileiras S.A. (b)	80,876
23,386	Cia Siderurgica Nacional S.A. (b)	77,961
9,448	Cielo S.A.	80,961
4,130	Embraer S.A., ADR	79,503
8,297	Fibria Celulose S.A.	81,295
20,533	Gerdau S.A. (Preference Shares)	68,134
10,207	Hypermarcas S.A.	81,946
7,800	Itau Unibanco Holding S.A., ADR	80,184
31,460	Itausa-Investimentos Itau S.A. (Preference Shares)	80,035
23,980	JBS S.A.	83,993
20,266	Kroton Educacional S.A.	83,002
11,724	Lojas Renner S.A.	83,462
7,246	Petroleo Brasileiro S.A., ADR (b)	73,257
4,300	Raia Drogasil S.A.	80,842
6,098	Telefonica Brasil S.A., ADR	81,591
4,016	Ultrapar Participacoes S.A.	84,461
66,066	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Share) (b)	83,224
8,946	Vale S.A., ADR	68,169

		2,013,811

	Cayman Islands — 6.7%
842	Alibaba Group Holding Ltd., ADR (b)	73,936
460	Baidu, Inc., ADR (b)	75,629
1,809	Ctrip.com International Ltd., ADR (b)	72,360
2,926	JD.com, Inc., ADR (b)	74,437
351	NetEase, Inc., ADR	75,584
3,263	Tencent Holdings Ltd.	79,824
1,621	Weibo Corp., ADR (b)	65,813

		517,583

	China — 16.3%
184,860	Agricultural Bank of China Ltd., Class H	75,808
168,831	Bank of China Ltd., Class H	74,896
101,000	Bank of Communications Co., Ltd., Class H	73,068
67,000	China Communications Construction Co., Ltd., Class H	77,070
104,030	China Construction Bank Corp., Class H	80,090
27,498	China Life Insurance Co., Ltd., Class H	71,631
30,913	China Merchants Bank Co., Ltd., Class H	72,474

Shares	Description	Value

	Common Stocks (a) (Continued)
	China (Continued)
67,500	China Minsheng Banking Corp., Ltd., Class H	$72,161
20,151	China Pacific Insurance (Group) Co., Ltd., Class H	70,293
109,443	China Petroleum & Chemical Corp., Class H	77,624
37,563	China Shenhua Energy Co., Ltd., Class H	70,723
162,000	China Telecom Corp., Ltd., Class H	74,790
28,400	China Vanke Co., Ltd., Class H	64,824
125,823	Industrial and Commercial Bank of China Ltd., Class H	75,450
111,771	PetroChina Co., Ltd., Class H	83,311
46,000	PICC Property and Casualty Co., Ltd., Class H	71,659
14,271	Ping An Insurance (Group) Co. of China Ltd., Class H	71,406

		1,257,278

	Hong Kong — 1.0%
59,039	CNOOC Ltd.	73,851

	India — 19.6%
4,131	Axis Bank Ltd., GDR	135,497
3,009	Dr. Reddy’s Laboratories Ltd., ADR	136,248
2,209	HDFC Bank Ltd., ADR	134,042
17,577	ICICI Bank Ltd., ADR	131,652
9,516	Infosys Ltd., ADR	141,122
6,996	Larsen & Toubro Ltd., GDR	139,220
4,599	Reliance Industries Ltd., GDR (c)	145,098
3,555	State Bank of India, GDR	130,646
4,128	Tata Motors Ltd., ADR	141,962
9,920	Vedanta Ltd., ADR	123,206
15,017	Wipro Ltd., ADR	145,365

		1,504,058

	Jersey — 1.9%
5,247	WNS (Holdings) Ltd., ADR (b)	144,555

	Mauritius — 1.6%
5,690	MakeMyTrip Ltd. (b)	126,318

	South Korea — 24.6%
288	Amorepacific Corp. (b)	76,662
957	Celltrion, Inc. (d)	85,098
2,721	Hana Financial Group, Inc.	70,402
295	Hanmi Pharm Co., Ltd. (b)	74,617
601	Hyundai Heavy Industries Co., Ltd. (b)	72,401
354	Hyundai Mobis Co., Ltd. (b)	77,377
636	Hyundai Motor Co.	76,880
2,110	KB Financial Group, Inc.	74,771
2,345	Kia Motors Corp.	76,206
1,405	Korea Aerospace Industries Ltd. (b)	77,939
893	KT&G Corp.	74,675
364	LG Chem Ltd.	78,659

 See Notes to Portfolio of Investments

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea (Continued)
3,017	LG Display Co., Ltd.	$78,560
1,910	LG Electronics, Inc.	81,600
108	LG Household & Health Care Ltd.	76,632
254	Lotte Chemical Corp. (b)	77,601
114	NAVER Corp.	73,150
328	POSCO	69,929
724	Samsung C&T Corp.	75,229
104	Samsung Electronics Co., Ltd., GDR	77,688
51	Samsung Electronics Co., Ltd.	76,090
783	Samsung Life Insurance Co., Ltd.	72,932
1,946	Shinhan Financial Group Co., Ltd.	72,906
2,013	SK Hynix, Inc.	74,500
604	SK Innovation Co., Ltd.	73,262

		1,895,766

	United Kingdom — 1.7%
12,012	Vedanta Resources PLC	130,198

	Total Investments — 99.6%	7,663,418
	(Cost $7,415,047) (e)
	Net Other Assets and Liabilities — 0.4%	28,535

	Net Assets — 100.0%	$7,691,953

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security which makes in-kind distributions. For the fiscal year-to-date period (October 1, 2016 to December 31, 2016), the Fund received 46 shares of Celltrion, Inc.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $817,070 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $568,699.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$7,663,418	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2016, the Fund transferred common stocks valued at $3,294,804 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

Sector Allocation	% of Total Long-Term Investments
Financials	27.8%
Information Technology	16.5
Consumer Discretionary	11.7
Materials	11.2
Energy	8.9
Industrials	7.9
Consumer Staples	7.2
Health Care	4.9
Telecommunication Services	2.0
Utilities	1.1
Real Estate	0.8
Total	100.0%

 See Notes to Portfolio of Investments

First Trust Nasdaq Smartphone Index Fund (FONE)

Portfolio of Investments
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.9%
	Bermuda — 1.8%
13,709	Marvell Technology Group Ltd.	$190,144

	Canada — 5.5%
39,096	BlackBerry Ltd. (b)	269,371
24,829	Celestica, Inc. (b)	294,224

		563,595

	Cayman Islands — 2.9%
935,045	FIH Mobile Ltd.	295,423

	China — 3.7%
32,446	BYD Co., Ltd., Class H (c)	170,923
120,978	ZTE Corp., Class H	210,301

		381,224

	Finland — 3.3%
70,099	Nokia OYJ, ADR (c)	337,176

	France — 1.4%
4,919	Orange S.A.	74,745
3,761	Vivendi S.A.	71,480

		146,225

	Germany — 0.8%
4,551	Deutsche Telekom AG	78,351

	Guernsey — 1.9%
3,334	Amdocs Ltd.	194,206

	Hong Kong — 0.6%
6,355	China Mobile Ltd.	67,365

	Italy — 0.8%
94,821	Telecom Italia S.p.A. (b)	83,544

	Japan — 9.2%
2,712	KDDI Corp.	68,673
6,300	Kyocera Corp.	313,289
3,100	NTT DOCOMO, Inc.	70,634
1,200	SoftBank Group Corp.	79,726
10,400	Sony Corp.	291,422
53,000	Toshiba Corp. (b)	128,379

		952,123

	Netherlands — 4.3%
3,851	Gemalto N.V.	222,633
19,256	STMicroelectronics N.V.	218,408

		441,041

	Russia — 0.8%
9,166	Mobile TeleSystems PJSC, ADR	83,502

	Singapore — 3.0%
21,168	Flex, Ltd. (b)	304,184

	South Korea — 6.9%
5,174	KT Corp., ADR	72,902
7,848	LG Electronics, Inc.	335,284

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea (Continued)
202	Samsung Electronics Co., Ltd.	$301,378

		709,564

	Spain — 0.8%
8,616	Telefonica S.A.	79,995

	Sweden — 2.2%
38,215	Telefonaktiebolaget LM Ericsson, Class B	224,409

	Taiwan — 8.8%
113,966	HTC Corp. (b)	279,354
445,817	Inventec Corp.	305,705
421,376	Wistron Corp.	326,207

		911,266

	United Kingdom — 0.7%
29,625	Vodafone Group PLC	72,965

	United States — 40.5%
4,470	Agilent Technologies, Inc.	203,653
259	Alphabet, Inc., Class C (b)	199,901
2,648	Analog Devices, Inc.	192,298
2,727	Apple, Inc.	315,841
1,858	AT&T, Inc.	79,021
10,632	Benchmark Electronics, Inc. (b)	324,276
6,182	CEVA, Inc. (b)	207,406
9,165	Ciena Corp. (b)	223,718
2,355	Crown Castle International Corp.	204,343
5,006	Maxim Integrated Products, Inc.	193,082
10,066	Micron Technology, Inc. (b)	220,647
2,450	Motorola Solutions, Inc.	203,081
2,885	QUALCOMM, Inc.	188,102
9,176	Sanmina Corp. (b)	336,300
1,986	SBA Communications Corp., Class A (b)	205,074
2,558	Skyworks Solutions, Inc.	190,980
3,602	Synaptics, Inc. (b)	192,995
2,659	Texas Instruments, Inc.	194,027
1,438	Verizon Communications, Inc.	76,761
3,642	Xilinx, Inc.	219,868

		4,171,374

	Total Common Stocks — 99.9%	10,287,676
	(Cost $8,245,317)

	Money Market Funds — 3.2%
331,310	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.39% (d) (e)	331,310
	(Cost $331,310)

 See Notes to Portfolio of Investments

First Trust Nasdaq Smartphone Index Fund (FONE)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

Description	Value

Total Investments — 103.1%	$10,618,986
(Cost $8,576,627) (f)
Net Other Assets and Liabilities — (3.1)%	(324,281)

Net Assets — 100.0%	$10,294,705

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $317,222 and the total value of the collateral held by the Fund is $331,310.
(d)	Interest rate shown reflects yield as of December 31, 2016.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,513,172 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $470,813.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$10,287,676	$—	$—
Money Market Funds	331,310	—	—
Total Investments	$10,618,986	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2016, the Fund transferred common stocks valued at $4,027,204 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

Sector Allocation	% of Total Long-Term Investments

Information Technology	74.7%
Telecommunication Services	11.6
Consumer Discretionary	8.5
Real Estate	2.0
Health Care	2.0
Industrials	1.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	58.8%
Japanese Yen	9.0
New Taiwan Dollar	8.6
Euro	7.8
Hong Kong Dollar	7.0
South Korean Won	6.0
Swedish Krona	2.1
British Pound Sterling	0.7
Total	100.0%

 See Notes to Portfolio of Investments

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.8%
	Bermuda — 1.1%
172,829	Brilliance China Automotive Holdings Ltd.	$238,031

	Cayman Islands — 1.7%
57,266	China Harmony New Energy Auto Holding Ltd.	20,530
384,133	Geely Automobile Holdings Ltd.	367,067

		387,597

	China — 4.5%
174,824	AviChina Industry & Technology Co., Ltd., Class H	120,389
50,925	BYD Co., Ltd., Class H (b)	268,268
59,004	Chongqing Changan Automobile Co., Ltd., Class B	84,384
166,819	Dongfeng Motor Group Co., Ltd., Class H	162,850
230,531	Great Wall Motor Co., Ltd., Class H	215,236
134,263	Guangzhou Automobile Group Co., Ltd., Class H	162,407

		1,013,534

	France — 6.9%
35,513	Peugeot S.A. (c)	579,248
10,936	Renault S.A.	972,864

		1,552,112

	Germany — 19.7%
10,110	Bayerische Motoren Werke AG	944,507
25,907	Daimler AG	1,928,612
11,383	Porsche Automobil Holding SE (Preference Shares)	619,967
6,674	Volkswagen AG (Preference Shares)	936,839

		4,429,925

	Italy — 0.1%
11,009	Piaggio & C. S.p.A.	18,380

	Japan — 34.3%
21,165	Fuji Heavy Industries Ltd.	864,166
58,935	Honda Motor Co., Ltd.	1,722,036
44,559	Mazda Motor Corp.	728,957
53,200	Mitsubishi Motors Corp.	303,155
92,976	Nissan Motor Co., Ltd.	935,130
26,659	Suzuki Motor Corp.	938,397
29,576	Toyota Motor Corp.	1,740,524
21,612	Yamaha Motor Co., Ltd.	475,972

		7,708,337

	Malaysia — 0.1%
25,173	UMW Holdings Bhd	25,644

	South Korea — 8.0%
7,580	Hyundai Motor Co.	916,277

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea (Continued)
26,956	Kia Motors Corp.	$875,992

		1,792,269

	Taiwan — 0.4%
47,327	China Motor Corp.	38,474
64,308	Yulon Motor Co., Ltd.	53,475

		91,949

	United States — 23.0%
144,211	Ford Motor Co.	1,749,279
49,950	General Motors Co.	1,740,258
11,958	Harley-Davidson, Inc.	697,630
4,553	Tesla Motors, Inc. (b) (c)	972,931

		5,160,098

	Total Common Stocks — 99.8%	22,417,876
	(Cost $25,054,366)

	Money Market Funds — 4.8%
1,082,936	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.39% (d) (e)	1,082,936
	(Cost $1,082,936)

	Total Investments — 104.6%	23,500,812
	(Cost $26,137,302) (f)
	Net Other Assets and Liabilities — (4.6)%	(1,036,834)

	Net Assets — 100.0%	$22,463,978

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,051,439 and the total value of the collateral held by the Fund is $1,082,936.
(c)	Non-income producing security.
(d)	Interest rate shown reflects yield as of December 31, 2016.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $763,875 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,400,365.

 See Notes to Portfolio of Investments

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$22,417,876	$—	$—
Money Market Funds	1,082,936	—	—
Total Investments	$23,500,812	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2016, the Fund transferred common stocks valued at $16,757,264 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	99.5%
Industrials	0.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	32.8%
United States Dollar	26.6
Euro	25.5
South Korean Won	7.6
Hong Kong Dollar	7.0
New Taiwan Dollar	0.4
Malaysian Ringgit	0.1
Total	100.0%

 See Notes to Portfolio of Investments

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.0%
	Canada — 4.7%
483,334	Open Text Corp.	$29,874,875

	Germany — 4.7%
350,008	SAP SE, ADR (b)	30,251,191

	India — 1.1%
696,098	Wipro Ltd., ADR (b)	6,738,229

	Israel — 1.0%
76,292	Check Point Software Technologies Ltd. (c)	6,443,622

	United States — 88.5%
176,721	Activision Blizzard, Inc.	6,381,395
62,330	Adobe Systems, Inc. (c)	6,416,873
455,051	Akamai Technologies, Inc. (c)	30,342,801
36,508	Alphabet, Inc., Class A (c)	28,930,765
38,444	Amazon.com, Inc. (c)	28,828,002
142,347	Apple, Inc.	16,486,630
205,226	CA, Inc.	6,520,030
983,068	Cisco Systems, Inc.	29,708,315
85,399	Equinix, Inc.	30,522,457
207,318	F5 Networks, Inc. (c)	30,003,061
246,917	Facebook, Inc., Class A (c)	28,407,801
661,782	Hewlett Packard Enterprise Co.	15,313,635
97,408	International Business Machines Corp.	16,168,754
55,580	Intuit, Inc.	6,370,024
80,366	j2 Global, Inc.	6,573,939
1,038,336	Juniper Networks, Inc.	29,343,375
261,743	Microsoft Corp.	16,264,710
811,620	NetApp, Inc.	28,625,837
240,488	Netflix, Inc. (c)	29,772,414
196,127	NetScout Systems, Inc. (c)	6,178,001
729,294	Oracle Corp.	28,041,354
375,728	Red Hat, Inc. (c)	26,188,242
415,217	salesforce.com, Inc. (c)	28,425,756
1,033,252	Teradata Corp. (c)	28,073,457
366,729	VMware, Inc., Class A (b) (c)	28,872,574
10,085,672	Zynga, Inc., Class A (c)	25,920,177

		562,680,379

	Total Common Stocks — 100.0%	635,988,296
	(Cost $573,178,558)

Shares	Description	Value

	Money Market Funds — 5.5%
35,236,330	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.39% (d) (e)	$35,236,330
	(Cost $35,236,330)

	Total Investments — 105.5%	671,224,626
	(Cost $608,414,888) (f)
	Net Other Assets and Liabilities — (5.5)%	(35,291,393)

	Net Assets — 100.0%	$635,933,233

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $34,453,464 and the total value of the collateral held by the Fund is $35,236,330.
(c)	Non-income producing security.
(d)	Interest rate shown reflects yield as of December 31, 2016.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $72,120,076 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,310,338.

ADR - American Depositary Receipt

 See Notes to Portfolio of Investments

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$635,988,296	$—	$—
Money Market Funds	35,236,330	—	—
Total Investments	$671,224,626	$—	$—

  * See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2016.

Sector Allocation	% of Total Long-Term Investments
Information Technology	86.0%
Consumer Discretionary	9.2
Real Estate	4.8
Total	100.0%

 See Notes to Portfolio of Investments

First Trust International IPO ETF (FPXI)

Portfolio of Investments
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.0%
	Australia — 2.6%
11,138	Medibank Private Ltd.	$22,667
21,532	South32 Ltd.	42,731

		65,398

	Belgium — 0.8%
809	bpost S.A.	19,161

	Brazil — 2.8%
8,089	BB Seguridade Participacoes S.A.	70,335

	Canada — 3.5%
2,406	Hydro One Ltd. (b)	42,255
1,400	Seven Generations Energy Ltd., Class A (c)	32,647
360	Shopify, Inc., Class A (c)	15,433

		90,335

	Cayman Islands — 21.0%
2,849	Alibaba Group Holding Ltd., ADR (c)	250,171
55,500	Dali Foods Group Co. Ltd. (b)	29,344
4,633	JD.com, Inc., ADR (c)	117,863
15,500	Meitu, Inc. (b) (c)	16,790
776	Momo, Inc., ADR (c)	14,263
860	Weibo Corp., ADR (c)	34,916
59,499	WH Group Ltd. (b)	48,109
2,125	ZTO Express Cayman, Inc., ADR (c)	25,649

		537,105

	China — 7.8%
158,000	China Huarong Asset Management Co. Ltd., Class H (b) (c)	56,847
27,000	China Merchants Securities Co. Ltd., Class H (b) (c)	42,061
44,599	China Vanke Co., Ltd., Class H	101,799

		200,707

	Colombia — 1.4%
4,506	Grupo Aval Acciones y Valores S.A., ADR	35,778

	Denmark — 2.5%
1,700	DONG Energy A/S (b) (c)	64,413

	France — 2.0%
679	Amundi S.A. (b)	35,541
698	Elior Group (b)	15,959

		51,500

	Germany — 7.6%
819	Covestro AG (b)	56,193
440	KION Group AG	24,483
423	OSRAM Licht AG	22,186
1,022	Talanx AG	34,179
1,480	Uniper SE (c)	20,432

Shares	Description	Value

	Common Stocks (a) (Continued)
	Germany (Continued)
1,000	Zalando SE (b) (c)	$38,201

		195,674

	Hong Kong — 1.1%
25,500	China Resources Pharmaceutical Group Ltd. (b) (c)	28,774

	Italy — 0.7%
1,012	Moncler S.p.A.	17,609

	Japan — 23.0%
18,200	Japan Post Bank Co., Ltd.	218,478
18,200	Japan Post Holdings Co., Ltd.	227,198
2,400	Japan Post Insurance Co. Ltd.	51,399
2,300	Recruit Holdings Co., Ltd.	92,295

		589,370

	Multi-National — 1.1%
35,499	HK Electric Investments & HK Electric Investments Ltd. (b)	29,298

	Netherlands — 11.9%
3,802	ABN AMRO Group N.V., CVA (b)	84,246
4,951	Altice N.V., Class A (c)	98,136
784	Ferrari N.V.	45,638
1,354	NN Group N.V.	45,887
587	Patheon N.V. (c)	16,853
607	Philips Lighting N.V. (b) (c)	14,952

		305,712

	New Zealand — 0.7%
10,366	Meridian Energy Ltd.	18,723

	Spain — 3.2%
607	Aena S.A. (b)	82,841

	United Kingdom — 4.7%
3,980	Auto Trader Group PLC (b)	20,061
7,893	ConvaTec Group PLC (b) (c)	22,752
3,565	CYBG PLC (c)	12,328
2,739	Just Eat PLC (c)	19,697
4,108	Merlin Entertainments PLC (b)	22,712
4,044	Royal Mail PLC	23,030

		120,580

	United States — 1.6%
1,550	Yum China Holdings, Inc. (c)	40,486

	Total Investments — 100.0%	2,563,799
	(Cost $2,473,168) (d)
	Net Other Assets and Liabilities — 0.0%	72

	Net Assets — 100.0%	$2,563,871

 See Notes to Portfolio of Investments

First Trust International IPO ETF (FPXI)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $168,889 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $78,258.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$2,563,799	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2016, the Fund transferred common stocks valued at $1,634,780 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

Sector Allocation	% of Total Long-Term Investments
Financials	36.5%
Consumer Discretionary	15.5
Information Technology	14.5
Industrials	11.9
Utilities	6.8
Real Estate	4.0
Materials	3.8
Consumer Staples	3.0
Health Care	2.7
Energy	1.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	25.6%
Japanese Yen	23.0
United States Dollar	21.5
Hong Kong Dollar	13.8
British Pound Sterling	4.7
Canadian Dollar	2.9
Brazilian Real	2.7
Australian Dollar	2.6
Danish Krone	2.5
New Zealand Dollar	0.7
Total	100.0%

 See Notes to Portfolio of Investments

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments
December 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.8%
	Israel — 6.7%
48,093	Check Point Software Technologies Ltd. (b)	$4,061,935
77,622	CyberArk Software Ltd. (b)	3,531,801
71,083	Radware Ltd. (b)	1,036,390

		8,630,126

	Japan — 3.0%
109,700	Trend Micro, Inc.	3,899,923

	Jersey — 3.1%
209,872	Experian PLC	4,071,116

	Netherlands — 9.5%
77,566	Gemalto N.V.	4,484,225
79,869	NXP Semiconductors N.V. (b)	7,827,961

		12,312,186

	South Korea — 1.8%
49,228	Ahnlab, Inc.	2,355,836

	United Kingdom — 4.0%
527,739	BAE Systems PLC	3,847,053
58,392	Ultra Electronics Holdings PLC	1,396,797

		5,243,850

	United States — 71.7%
59,361	Akamai Technologies, Inc. (b)	3,958,191
203,529	Barracuda Networks, Inc. (b)	4,361,626
265,557	Cisco Systems, Inc.	8,025,133
65,305	Computer Sciences Corp.	3,880,423
28,132	F5 Networks, Inc. (b)	4,071,263
308,368	FireEye, Inc. (b)	3,669,579
131,543	Fortinet, Inc. (b)	3,962,075
103,785	Imperva, Inc. (b)	3,985,344
46,308	Intralinks Holdings, Inc. (b)	626,084
61,674	Itron, Inc. (b)	3,876,211
143,770	Juniper Networks, Inc.	4,062,940
67,312	KEYW Holding (The) Corp. (b)	793,608
166,292	LifeLock, Inc. (b)	3,977,705
35,479	ManTech International Corp., Class A	1,498,988
58,933	Palo Alto Networks, Inc. (b)	7,369,572
51,415	Proofpoint, Inc. (b)	3,632,470
103,918	Qualys, Inc. (b)	3,289,005
47,953	Science Applications International Corp.	4,066,414
68,717	Splunk, Inc. (b)	3,514,875
324,677	Symantec Corp.	7,756,534
85,627	VASCO Data Security International, Inc. (b)	1,168,809
105,445	Verint Systems, Inc. (b)	3,716,936

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
97,596	VMware, Inc., Class A (b)	$7,683,733

		92,947,518

	Total Investments — 99.8%	129,460,555
	(Cost $127,339,218) (c)
	Net Other Assets and Liabilities — 0.2%	250,006

	Net Assets — 100.0%	$129,710,561

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,890,550 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,769,213.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$129,460,555	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2016, the Fund transferred common stocks valued at $13,638,979 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2016, exceeding a certain threshold.

 See Notes to Portfolio of Investments

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments (Continued)
December 31, 2016 (Unaudited)

Sector Allocation	% of Total Long-Term Investments
Information Technology	89.1%
Industrials	7.8
Consumer Discretionary	3.1
Total	100.0%

 See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments

December 31, 2016 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of fourteen funds (each a “Fund” and collectively, the “Funds”) as follows, including the exchange on which they are listed and traded:

First Trust STOXX® European Select Dividend Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDD”)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund – (NYSE Arca ticker “FFR”)

First Trust Dow Jones Global Select Dividend Index Fund – (NYSE Arca ticker “FGD”)

First Trust Global Wind Energy ETF – (NYSE Arca ticker “FAN”) 1

First Trust Global Engineering and Construction ETF – (NYSE Arca ticker “FLM”) 1

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “GRID”)

First Trust Indxx Global Natural Resources Income ETF – (Nasdaq ticker “FTRI”)

First Trust Indxx Global Agriculture ETF – (Nasdaq ticker “FTAG”)

First Trust BICK Index Fund – (Nasdaq ticker “BICK”)

First Trust Nasdaq Smartphone Index Fund – (Nasdaq ticker “FONE”)

First Trust NASDAQ Global Auto Index Fund – (Nasdaq ticker “CARZ”)

First Trust Cloud Computing ETF – (Nasdaq ticker “SKYY”) 1

First Trust International IPO ETF – (Nasdaq ticker “FPXI”)

First Trust Nasdaq Cybersecurity ETF – (Nasdaq ticker “CIBR”)

1Effective on December 13, 2016, First Trust ISE Global Wind Energy Index Fund changed its name to First Trust Global Wind Energy ETF, First Trust ISE Global Engineering and Construction Index Fund changed its name to First Trust Global Engineering and Construction ETF, and First Trust ISE Cloud Computing Index Fund changed its name to First Trust Cloud Computing ETF. The Funds’ ticker symbols were not changed.

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act.

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

December 31, 2016 (Unaudited)

Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

1) the value of similar foreign securities traded on other foreign markets;

2) ADR trading of similar securities;

3) closed-end fund trading of similar securities;

4) foreign currency exchange activity;

5) the trading prices of financial products that are tied to baskets of foreign securities;

6) factors relating to the event that precipitated the pricing problem;

7) whether the event is likely to recur; and

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

December 31, 2016 (Unaudited)

8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

ο Quoted prices for similar investments in active markets.

ο Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

ο Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks and default rates).

ο Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

• Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2016, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Foreign Currency

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

December 31, 2016 (Unaudited)

D. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2016, only FAN, FLM, GRID, FTRI, FONE, CARZ and SKYY have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

December 31, 2016 (Unaudited)

underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (October 1, 2016 through December 31, 2016), were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of December 31, 2016.

First Trust Exchange-Traded Fund II

Additional Information

December 31, 2016 (Unaudited)

Disclaimers

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

First Trust BICK Index Fund

First Trust Cloud Computing ETF

First Trust Global Engineering and Construction ETF

First Trust Global Wind Energy ETF

The Funds are not sponsored, endorsed, sold or promoted ISE. ISE makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. ISE’s only relationship to First Trust is the licensing of certain trademarks and trade names of ISE and of the Indices which are determined, composed and calculated by ISE without regard to First Trust or the Funds. ISE has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Indices. ISE is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. ISE has no obligation or liability in connection with the administration, marketing or trading of the Funds.

ISE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN AND ISE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. ISE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA

First Trust Exchange-Traded Fund II

Additional Information (Continued)

December 31, 2016 (Unaudited)

INCLUDED THEREIN. ISE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ISE HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN ISE AND FIRST TRUST.

First Trust Dow Jones Global Select Dividend Index Fund

“Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and is licensed for use by S&P Dow Jones Indices LLC and sublicensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, their affiliates or licensors (collectively, “S&P Dow Jones”). S&P Dow Jones makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. S&P Dow Jones’ only relationship to First Trust with respect to the Fund is the licensing of the Index and certain related trademarks. The Index is determined, composed and calculated by S&P Dow Jones without regard to First Trust or the Fund. S&P Dow Jones has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. S&P Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND S&P DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. S&P DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES AND FIRST TRUST.

The Index was launched on October 17, 2007. Estimated daily historical closing prices based on back-testing (i.e., calculations of how the Index might have performed in the past if it had existed) are available back to December 31, 1998, the date at which the base value of the Index was set. Backtested performance information is purely hypothetical and is solely for informational purposes. Backtested performance does not represent actual performance, and should not be interpreted as an indication of actual performance. Past performance is not indicative of future results.

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

The shares of the Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) or by the London Stock Exchange Plc (the “London Exchange”), The Financial Times Limited (“FT”), Euronext N.V. (“Euronext”), European Public Real Estate Association (“EPRA”) and National Association of Real Estate Investment Trusts (“NAREIT”) and neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Index and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. However, neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE, Euronext, London Exchange, FT, EPRA or NAREIT shall be under any obligation to advise any person of any error therein.

“FTSE®” is a trade mark of the London Stock Exchange Group companies and is used by FTSE under license. “NAREIT®” is the a trade mark of the National Association of Real Estate Investment Trusts (“NAREIT”) and “EPRA®” is a trade mark of the European Public Real Estate Association (“EPRA”) and all are used by FTSE International Limited (“FTSE”) under license.

All intellectual property rights within the index values and constituent list vest in FTSE, Euronext N.V., NAREIT and EPRA. First Trust has obtained full license from FTSE to use such intellectual property rights in the creation of this product.

First Trust Indxx Global Agriculture ETF

First Trust Indxx Global Natural Resources Income ETF

The Funds are not sponsored, endorsed, sold or promoted by Indxx, LLC, the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. The Index Provider’s only relationship to First Trust is the licensing of certain trademarks and trade names of the Index Provider and of the Indxx Global Natural Resources Income Index and Indxx Global Agriculture Index which are determined, composed and calculated by the Index Provider without regard to First Trust or the Fund, the Index Provider has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Indxx Global Natural Resources Income Index and Indxx Global Agriculture Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Funds.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX AND INDXX GLOBAL AGRICULTURE INDEX OR ANY DATA

First Trust Exchange-Traded Fund II

Additional Information (Continued)

December 31, 2016 (Unaudited)

INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX AND INDXX GLOBAL AGRICULTURE INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX AND INDXX GLOBAL AGRICULTURE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN THE INDEX PROVIDER AND FIRST TRUST.

First Trust International IPO ETF

The Fund is not sponsored, endorsed, sold or promoted by IPOX®. IPOX® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX®’s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX® and of the U.S. IPOX® International Index, which is determined, composed and calculated by IPOX® without regard to First Trust or the Fund.

IPOX® IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX® SCHUSTER LLC AND IPOX® SCHUSTER, IPOX®-100 AND IPOX®-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX® SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX® SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT.

A patent with respect to the IPOX® index methodology has been issued (U.S. Pat. No. 7,698,197). IPOX® is a registered international trademark of IPOX® Schuster LLC (www.ipoxschuster.com).

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund

First Trust Nasdaq Cybersecurity ETF

First Trust NASDAQ Global Auto Index Fund

First Trust Nasdaq Smartphone Index Fund

The First Trust Nasdaq Cybersecurity ETF, First Trust Nasdaq Smartphone Index Fund, and First Trust NASDAQ Global Auto Index Fund are not sponsored, endorsed, sold or promoted by Nasdaq, Inc., Clean Edge, Inc. (“Clean Edge”) or their affiliates (Nasdaq, Inc. and Clean Edge, collectively with their affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the First Trust Nasdaq Cybersecurity ETF, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund and First Trust NASDAQ Global Auto Index Fund (the “Nasdaq Funds”). The Corporations make no representation or warranty, express or implied to the owners of the Nasdaq Funds or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly, or the ability of the Nasdaq CTA Cybersecurity IndexSM, NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM, Nasdaq CTA Smartphone IndexSM or NASDAQ OMX Global Auto IndexSM to track general stock market or sector performance. The Corporations’ only relationship to First Trust Advisors L.P. (“Licensee”) is in the licensing of: (a) certain intellectual property, including the Nasdaq CTA Cybersecurity IndexSM, NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM, Nasdaq CTA Smartphone IndexSM and NASDAQ OMX Global Auto IndexSM, and certain trade names, trademarks or service marks of the Corporations; and (b) the use of the Nasdaq CTA Cybersecurity IndexSM, NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM, Nasdaq CTA Smartphone IndexSM and NASDAQ OMX Global Auto IndexSM, which each is determined and composed by the Corporations without regard to Licensee or the Nasdaq Funds, as a benchmark or a component of a pricing or settlement mechanism for each Fund. The Corporations neither recommend nor endorse any investment in the Indices or any Nasdaq Fund based thereon. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Nasdaq Funds to be issued or in the

First Trust Exchange-Traded Fund II

Additional Information (Continued)

December 31, 2016 (Unaudited)

determination or calculation of the equation by which the Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Nasdaq Funds. Neither the Indices nor the Nasdaq Funds should be construed as investment advice by the Corporations.

NASDAQ, INC., CLEAN EDGE, INC. AND THEIR AFFILIATES (NASDAQ, INC. AND CLEAN EDGE, COLLECTIVELY WITH THEIR AFFILIATES, ARE REFERRED TO AS THE “CORPORATIONS”) DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ CTA CYBERSECURITY INDEXSM, NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM, NASDAQ CTA SMARTPHONE INDEXSM OR NASDAQ OMX GLOBAL AUTO INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY LICENSEE OR THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ CTA CYBERSECURITY INDEXSM, NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM, NASDAQ CTA SMARTPHONE INDEXSM OR NASDAQ OMX GLOBAL AUTO INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ CTA CYBERSECURITY INDEXSM, NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM, NASDAQ CTA SMARTPHONE INDEXSM OR NASDAQ OMX GLOBAL AUTO INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

First Trust STOXX® European Select Dividend Index Fund

“STOXX” is a trademark of STOXX and has been licensed for use for certain purposes by First Trust and the European Select Dividend Index Fund. STOXX Limited and its licensors (the “Licensors”) have no relationship to First Trust, other than the licensing of the Index and the related trademarks for use in connection with the Fund.

STOXX and its Licensors do not:

• sponsor, endorse, sell or promote the Fund.

• recommend that any person invest in the Fund or any other securities.

• have any responsibility or liability for or make any decisions about the timing, amount or pricing of

Fund.

• have any responsibility or liability for the administration, management or marketing of the Fund.

• consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the

Index or have any obligation to do so.

STOXX and its Licensors give no warranty, and exclude any liability (whether in negligence or otherwise), in connection with the Fund or their performance.

STOXX does not assume any contractual relationship with the purchasers of the Fund or any other third parties.

Specifically,

• STOXX and its Licensors do not give any warranty, express or implied, and exclude any liability about:

– The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Index and the data included in the Index;

– The accuracy, timeliness, and completeness of the Index and its data;

– The merchantability and the fitness for a particular purpose or use of the Index and its data;

– The performance of the Fund generally.

• STOXX and its Licensors give no warranty and exclude any liability, for any errors, omissions or interruptions in the Index or its data;

First Trust Exchange-Traded Fund II

Additional Information (Continued)

December 31, 2016 (Unaudited)

• Under no circumstances will STOXX or its Licensors be liable (whether in negligence or otherwise) for any lost profits or indirect, punitive, special or consequential damages or losses, arising as a result of such errors, omissions or interruptions in the relevant Index or its data or generally in relation to the Fund, even in circumstances where STOXX or its Licensors are aware that such loss or damage may occur.

The licensing agreement between First Trust and STOXX is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	February 21, 2017

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	February 21, 2017

* Print the name and title of each signing officer under his or her signature.